UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment |_|; Amendment Number: _______
  This Amendment (Check only one.): |_| is a restatement.
                                    |_| adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:    BANDERA PARTNERS LLC
Address: 50 Broad Street, Suite 1820
         New York, New York 10004

Form 13F File Number: 28-13806

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Gregory Bylinsky
Title: Managing Director
Phone: 212-232-4582

Signature, Place, and Date of Signing:

       /s/ Gregory Bylinsky, New York, NY, February 14, 2013

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                              0
                                                  -----------------------

Form 13F Information Table Entry Total:                        15
                                                  -----------------------

Form 13F Information Table Value Total:                  $177,880
                                                  -----------------------
                                                        (thousands)

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                                                     FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7           COLUMN 8
----------------------------- -------------- --------- -------- ------------------ ---------- -------- -----------------------------
                                                        VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER         VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGER    SOLE     SHARED     NONE
----------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- --------- ---------
AFC ENTERPRISES INC           COM            00104Q107   22,515   861,648 SH          SOLE               861,648
AMBASSADORS GROUP INC         COM            023177108   11,940 2,802,813 SH          SOLE             2,802,813
AMERICAN INTL GROUP INC       CALL           026874904       19    10,000     CALL    SOLE                10,000
AMERICAN INTL GROUP INC       *W EXP         026874156      690    50,000 SH          SOLE                50,000
                              01/19/202
ASSISTED LIVING CONCPT NEV N  CL A NEW       04544X300   21,648 2,220,307 SH          SOLE             2,220,307
EASTMAN CHEM CO               *W EXP         277432118       32    59,000 SH          SOLE                59,000
                              02/27/201
FAMOUS DAVES AMER INC         COM            307068106    6,129   666,897 SH          SOLE               666,897
GENERAL MTRS CO               COM            37045V100   14,271   495,000 SH          SOLE               495,000
GENERAL MTRS CO               *W EXP         37045V126      312    25,000 SH          SOLE                25,000
                              07/10/201
GOOGLE INC                    CL A           38259P508   24,758    35,000 SH          SOLE                35,000
HILLTOP HOLDINGS INC          COM            432748101   10,675   788,435 SH          SOLE               788,435
LUBYS INC                     COM            549282101   20,034 2,994,673 SH          SOLE             2,994,673
MAKEMUSIC INC                 COM NEW        56086P202    1,994   515,132 SH          SOLE               515,132
STAR GAS PARTNERS L P         UNIT LTD       85512C105   26,340 6,440,021 SH          SOLE             6,440,021
                              PARTNR
TANDY LEATHER FACTORY INC     COM            87538X105   16,523 2,993,297 SH          SOLE             2,993,297

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